Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes
Income Before Income Taxes	Income Before Income Taxes

(Millions)	2016	2015	2014
United States	$4,366	$4,399	$3,815
International	2,687	2,424	3,211
Total	$7,053	$6,823	$7,026

Provision for Income Taxes

Provision for Income Taxes

(Millions)	2016	2015	2014
Currently payable
Federal	$1,192	$1,338	$1,103
State	75	101	108
International	733	566	1,008
Deferred
Federal	(3)	(55)	(171)
State	9	6	(9)
International	(11)	26	(11)
Total	$1,995	$1,982	$2,028

Components of Deferred Tax Assets and Liabilities

Components of Deferred Tax Assets and Liabilities

(Millions)	2016	2015
Deferred tax assets:
Accruals not currently deductible
Employee benefit costs	$195	$175
Product and other claims	326	311
Miscellaneous accruals	92	114
Pension costs	1,217	1,120
Stock-based compensation	302	305
Net operating/capital loss carryforwards	93	109
Foreign tax credits	22	25
Inventory	53	46
Gross deferred tax assets	2,300	2,205
Valuation allowance	(47)	(31)
Total deferred tax assets	$2,253	$2,174

Deferred tax liabilities:
Product and other insurance receivables	$(27)	$(28)
Accelerated depreciation	(730)	(736)
Intangible amortization	(903)	(1,017)
Currency translation	(276)	(199)
Other	(40)	(70)
Total deferred tax liabilities	$(1,976)	$(2,050)

Net deferred tax assets	$277	$124

Reconciliation of Effective Income Tax Rate

Reconciliation of Effective Income Tax Rate

	2016	2015	2014
Statutory U.S. tax rate	35.0%	35.0%	35.0%
State income taxes - net of federal benefit	0.9	1.1	0.9
International income taxes - net	(2.7)	(3.9)	(5.8)
U.S. research and development credit	(0.5)	(0.5)	(0.4)
Reserves for tax contingencies	0.2	(1.0)	0.6
Domestic Manufacturer’s deduction	(1.8)	(1.8)	(1.3)
Employee share-based payments	(2.8)	(0.1)	(0.1)
All other - net	—	0.3	—
Effective worldwide tax rate	28.3%	29.1%	28.9%

Reconciliation of Federal, State and Foreign Tax Gross Unrecognized Tax Benefits

Federal, State and Foreign Tax

(Millions)	2016	2015	2014
Gross UTB Balance at January 1	$381	$583	$659

Additions based on tax positions related to the current year	67	77	201
Additions for tax positions of prior years	43	140	30
Reductions for tax positions of prior years	(66)	(399)	(74)
Settlements	(95)	(4)	(154)
Reductions due to lapse of applicable statute of limitations	(11)	(16)	(79)

Gross UTB Balance at December 31	$319	$381	$583

Net UTB impacting the effective tax rate at December 31	$333	$369	$265